Business Combination (Details Textual)	Feb. 08, 2019 USD ($) $ / shares shares
BioLite and BioKey [Member]
Business Combination (Textual)
Goodwill write-down | $	$ 43,647,626
Good will write down percentage	100.00%
BioKey [Member]
Business Combination (Textual)
Issuance of common shares, shares | shares	29,561,231
Share price | $ / shares	$ 1.50